Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 13:- RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2018	2017	2016
	USD

Clinical and preclinical trials	$4,768	$3,809	$5,104
Salary and related expenses	909	888	664
Patents	229	234	198
Royalties	14	11	11
Laboratory materials	73	63	38
Rent	51	51	48
Depreciation	3	3	4
Others	28	47	48

	$6,075	$5,106	$6,115